Funds Held for Customers - Additional Information (Detail) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Funds Held For Customers [Line Items]
Amortized cost	$ 567,495,000	$ 437,979,000		$ 352,059,000
Fair value	567,204,000	438,407,000		351,930,000
Short term marketable debt realized gains or losses	$ 0	$ 0	$ 0
Debt securities percentage mature within one year	99.00%	100.00%
Debt securities percentage mature after one year through two years	1.00%
Accrued Interest Receivable
Funds Held For Customers [Line Items]
Amortized cost	$ 2,400,000	$ 1,900,000		1,000,000
Fair value	$ 2,400,000	$ 1,900,000		$ 1,000,000